Investment Objectives and Goals	Dec. 22, 2025
T. Rowe Price Global Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.
T. Rowe Price International Equity Research ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.
T. Rowe Price QM U.S. Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks to provide a total return that exceeds the performance of the U.S. investment-grade bond market.